Income Taxes - Schedule of Net Loss Before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
U.S.	$ (4,433,956)	$ (7,911,970)
Non-U.S.	(3,217,171)	(4,158,494)
Net Loss before Taxes	$ (7,651,127)	$ (12,070,464)